Goodwill - Perpetuity Growth Rate Applied to Cash Flow Projections (Details)	Dec. 31, 2023	Dec. 31, 2022
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections (as a percent)	0.80%	0.80%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections (as a percent)	4.00%	4.50%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections (as a percent)	1.00%	1.00%